Intellectual property	12 Months Ended
Dec. 31, 2025
Intellectual property
Intellectual Property

8. Intellectual property

	December 31, 2025
	Cost	Accumulated	Net book
	Base	amortization	Value
SFD® Hydrocarbon Right acquired	$25,271,000	$17,409,334	$7,861,666
SFD® Geothermal Right acquired	275,610	64,309	211,301
	25,546,610	17,473,643	8,072,967

	December 31, 2024
	Cost	Accumulated	Net book
	Base	amortization	Value
SFD® Hydrocarbon Right acquired	$25,271,000	$15,724,601	$9,546,399
SFD® Geothermal Right acquired	275,610	50,528	225,082
	25,546,610	15,775,129	9,771,481

SFD® Hydrocarbon and SFD® Geothermal Rights

During 2015, NXT acquired the rights to the SFD® technology for use in the exploration of hydrocarbons (“Hydrocarbon Right”) from Mr. George Liszicasz, the former President and CEO of NXT (“CEO”), The Company acquired the SFD® technology rights for geothermal resources (“Geothermal Right”) from the former CEO on April 18, 2021.  The Hydrocarbon Right and Geothermal Right were recorded at the fair value of the consideration transferred and are capitalized.

The Hydrocarbon Right is being amortized on a straight-line basis over its estimated useful life of 15 years. The annual amortization expense expected to be recognized is approximately $1.7 million per year for a 5-year aggregate total of $8.5 million.

The current book value of the Geothermal Right is being amortized on a straight-line basis over its estimated useful life of 20 years. The annual amortization expense expected to be recognized is approximately $13,781 per year for a 5-year aggregate total of approximately $68,902.

All Other SFD® Technology and Rights

On December 23, 2025, NXT acquired remaining SFD® rights for all present and future applications, sensor uses, and geophysical targets using SFD®, and as a result has full ownership of the SFD® technology.  The consideration paid for these remaining SFD® rights have been expensed.

Reconciliation of Intellectual Property

	SFD® Hydrocarbon Right	SFD® Geothermal Right	Total
Net book value at December 31, 2023	11,231,132	238,863	11,469,995
Amortization for 2024	(1,684,733)	(13,781)	(1,698,514)
Net book value at December 31, 2024	9,546,399	225,082	9,771,481
Amortization for 2025	(1,684,733)	(13,781)	(1,698,514)
Net book value at December 31, 2025	7,861,666	211,301	8,072,967